Share Capital - Details of Warrants and Finder's Warrants Outstanding (Details)		12 Months Ended
		Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares	Apr. 30, 2019 shares
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		Mar. 26, 2022
Exercise price $ | $ / shares		$ 3.50
Remaining life (year)		10 months 24 days
Warrants outstanding | shares		878,300	3,411,500	3,546,500
Finder’s Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price $ | $ / shares		$ 16.12
Remaining life (year)		3 years 9 months
Warrants outstanding | shares		176,888	81,994	83,188
Range One | Finder’s Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		Mar. 26, 2022
Exercise price $ | $ / shares		$ 3.50
Remaining life (year)		10 months 24 days
Warrants outstanding | shares		46,777
Range Two | Finder’s Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		Feb. 03, 2026
Exercise price $ | $ / shares	[1]	$ 20.65
Remaining life (year)		4 years 9 months 7 days
Warrants outstanding | shares		130,111

[1]	US $16.81